Financial information by segment (Tables)	12 Months Ended
Dec. 31, 2022
Financial information by segment [Abstract]
Revenues and Adjusted EBITDA, assets and liabilities by operating segments and business sectors
a)	The following tables show Revenues and Adjusted EBITDA by operating segments and business sectors for the years 2022, 2021 and 2020:

	Revenue			Adjusted EBITDA
	For the year ended December 31,			For the year ended December 31,
Geography	2022	2021	2020	2022	2021	2020
North America	405,047	395,775	330,921	309,988	311,803	279,365
South America	166,441	154,985	151,460	126,551	119,547	120,023
EMEA	530,541	660,989	530,879	360,561	393,038	396,735
Total	1,102,029	1,211,749	1,013,260	797,100	824,388	796,123

	Revenue			Adjusted EBITDA
	For the year ended December 31,			For the year ended December 31,
Business sectors	2022	2021	2020	2022	2021	2020
Renewable energy	821,377	928,525	753,089	588,016	602,583	576,285
Efficient natural gas & Heat	113,591	123,692	111,030	84,560	99,935	101,006
Transmission lines	113,273	105,680	106,042	88,010	83,635	87,272
Water	53,788	53,852	43,099	36,514	38,235	31,560
Total	1,102,029	1,211,749	1,013,260	797,100	824,388	796,123

The reconciliation of segment Adjusted EBITDA with the profit/(loss) attributable to the parent company is as follows:

	For the year ended December 31,
	2022	2021	2020
Profit/(loss) attributable to the Company	(5,443)	(30,080)	11,968
Profit attributable to non-controlling interests	3,356	19,162	4,906
Income tax expense/(income)	(9,689)	36,220	24,877
Financial expense, net	310,934	340,892	331,810
Depreciation, amortization, and impairment charges	473,638	439,441	408,604
Depreciation and amortization, financial expense and income tax expense of unconsolidated affiliates (pro rata of Atlantica’s equity ownership)	24,304	18,753	13,958
Total segment Adjusted EBITDA	797,100	824,388	796,123

Assets and liabilities by geography
b)	The assets and liabilities by geography and business sector at the end of 2022 and 2021 are as follows:

Assets and liabilities by geography as of December 31, 2022:

	North America	South America	EMEA	Balance as of December 31, 2022
Assets allocated
Contracted concessional, PP&E and other intangible assets	3,167,490	1,241,879	3,073,889	7,483,259
Investments carried under the equity method	210,704	4,450	44,878	260,031
Other current financial assets	118,385	31,136	46,373	195,893
Cash and cash equivalents (project companies)	187,568	85,697	266,557	539,822
Subtotal allocated	3,684,147	1,363,162	3,431,697	8,479,005
Unallocated assets
Other non-current assets				325,893
Other current assets (including cash and cash equivalents at holding company level)				296,013
Subtotal unallocated				621,906
Total assets				9,100,911

	North America	South America	EMEA	Balance as of December 31, 2022
Liabilities allocated
Long-term and short-term project debt	1,713,125	841,906	1,998,021	4,553,052
Grants and other liabilities	994,874	25,031	232,608	1,252,513
Subtotal allocated	2,707,999	866,937	2,230,629	5,805,565
Unallocated liabilities
Long-term and short-term corporate debt				1,017,200
Other non-current liabilities				313,328
Other current liabilities				175,771
Subtotal unallocated				1,506,299
Total liabilities				7,311,864
Equity unallocated				1,789,047
Total liabilities and equity unallocated				3,295,346
Total liabilities and equity				9,100,911

Assets and liabilities by geography as of December 31, 2021:

	North America	South America	EMEA	Balance as of December 31, 2021
Assets allocated
Contracted concessional, PP&E and other intangible assets	3,355,669	1,231,276	3,434,623	8,021,568
Investments carried under the equity method	253,221	-	41,360	294,581
Other current financial assets	135,224	28,155	44,000	207,379
Cash and cash equivalents (project companies)	171,744	74,149	287,655	533,548
Subtotal allocated	3,915,858	1,333,580	3,807,638	9,057,076
Unallocated assets
Other non-current assets				268,876
Other current assets (including cash and cash equivalents at holding company level)				425,978
Subtotal unallocated				694,854
Total assets				9,751,930

	North America	South America	EMEA	Balance as of December 31, 2021
Liabilities allocated
Long-term and short-term project debt	1,792,739	887,497	2,355,957	5,036,193
Grants and other liabilities	1,051,679	14,445	197,620	1,263,744
Subtotal allocated	2,844,418	901,942	2,553,577	6,299,937
Unallocated liabilities
Long-term and short-term corporate debt				1,023,071
Other non-current liabilities				532,312
Other current liabilities				148,005
Subtotal unallocated				1,703,388
Total liabilities				8,003,325
Equity unallocated				1,748,605
Total liabilities and equity unallocated				3,451,993
Total liabilities and equity				9,751,930

Assets and liabilities by business sectors
Assets and liabilities by business sectors as of December 31, 2022:

	Renewable energy	Efficient natural gas & Heat	Transmission lines	Water	Balance as of December 31, 2022
Assets allocated
Contracted concessional, PP&E and other intangible assets	6,035,091	485,431	800,067	162,670	7,483,259
Investments carried under the equity method	203,420	10,034	4,450	42,128	260,031
Other current financial assets	6,706	116,366	30,582	42,240	195,893
Cash and cash equivalents (project companies)	392,577	73,673	48,073	25,498	539,822
Subtotal allocated	6,637,794	685,504	883,172	272,536	8,479,005
Unallocated assets
Other non-current assets					325,893
Other current assets (including cash and cash equivalents at holding company level)					296,013
Subtotal unallocated					621,906
Total assets					9,100,911

	Renewable energy	Efficient natural gas & Heat	Transmission lines	Water	Balance as of December 31, 2022
Liabilities allocated
Long-term and short-term project debt	3,442,625	440,999	582,689	86,739	4,553,052
Grants and other liabilities	1,211,878	32,138	6,040	2,457	1,252,513
Subtotal allocated	4,654,503	473,137	588,729	89,196	5,805,565
Unallocated liabilities
Long-term and short-term corporate debt					1,017,200
Other non-current liabilities					313,328
Other current liabilities					175,771
Subtotal unallocated					1,506,299
Total liabilities					7,311,864
Equity unallocated					1,789,047
Total liabilities and equity unallocated					3,295,346
Total liabilities and equity					9,100,911

Assets and liabilities by business sectors as of December 31, 2021:

	Renewable energy	Efficient natural gas & Heat	Transmission lines	Water	Balance as of December 31, 2021
Assets allocated
Contracted concessional, PP&E and other intangible assets	6,533,408	517,247	805,987	164,926	8,021,568
Investments carried under the equity method	240,302	15,358	-	38,921	294,581
Other current financial assets	10,761	128,461	27,813	40,344	207,379
Cash and cash equivalents (project companies)	442,213	25,392	44,574	21,369	533,548
Subtotal allocated	7,226,684	686,458	878,374	265,560	9,057,076
Unallocated assets
Other non-current assets					268,876
Other current assets (including cash and cash equivalents at holding company level)					425,978
Subtotal unallocated					694,854
Total assets					9,751,930

	Renewable energy	Efficient natural gas & Heat	Transmission lines	Water	Balance as of December 31, 2021
Liabilities allocated
Long-term and short-term project debt	3,857,313	478,724	602,278	97,878	5,036,193
Grants and other liabilities	1,244,346	11,212	5,795	2,391	1,263,744
Subtotal allocated	5,101,659	489,936	608,073	100,269	6,299,937
Unallocated liabilities
Long-term and short-term corporate debt					1,023,071
Other non-current liabilities					532,312
Other current liabilities					148,005
Subtotal unallocated					1,703,388
Total liabilities					8,003,325
Equity unallocated					1,748,605
Total liabilities and equity unallocated					3,451,993
Total liabilities and equity					9,751,930

Depreciation, amortization and impairment charges recognized
c)	The amount of depreciation, amortization and impairment charges recognized for the years ended December 31, 2022, 2021 and 2020 are as follows:

	For the year ended December 31,
Depreciation, amortization and impairment by geography	2022	2021	2020
North America	(182,159)	(152,946)	(197,643)
South America	(80,039)	(57,214)	(39,191)
EMEA	(211,440)	(229,281)	(171,770)
Total	(473,638)	(439,441)	(408,604)

	For the year ended December 31,
Depreciation, amortization and impairment by business sectors	2022	2021	2020
Renewable energy	(434,042)	(432,138)	(350,785)
Efficient natural gas & Heat	(5,430)	23,910	(26,563)
Transmission lines	(32,466)	(31,286)	(30,889)
Water	(1,700)	73	(367)
Total	(473,638)	(439,441)	(408,604)